Property and Equipment and Leased assets and lease liabilities - Cost (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in Property and equipment
Beginning Balance		$ 215,872
Impairment loss		(2,018)		$ (334)	$ (166)
Ending Balance		220,262		215,872
Gross Balance
Reconciliation of changes in Property and equipment
Beginning Balance		557,305		548,349
Reclassification		(25,691)
Additions		43,512		28,065
Disposals/write-downs/sales		(9,314)		(18,775)
Impairment loss	[2]	(1,069)	[1]	(334)
Ending Balance		564,743		557,305	548,349
Gross Balance | Land and Buildings
Reconciliation of changes in Property and equipment
Beginning Balance		320,585		311,428
Reclassification		(25,654)
Additions		12,555		12,589
Disposals/write-downs/sales		(5,437)		(3,145)
Impairment loss	[2]	(430)	[1]	(287)
Ending Balance		301,619		320,585	311,428
Gross Balance | Equipment
Reconciliation of changes in Property and equipment
Beginning Balance		183,220		184,369
Reclassification		(37)
Additions		28,118		12,702
Disposals/write-downs/sales		(3,115)		(13,845)
Impairment loss	[2]	(581)	[1]	(6)
Ending Balance		207,605		183,220	184,369
Gross Balance | Other
Reconciliation of changes in Property and equipment
Beginning Balance		53,500		52,552
Reclassification
Additions		2,839		2,774
Disposals/write-downs/sales		(762)		(1,785)
Impairment loss	[2]	(58)	[1]	(41)
Ending Balance		$ 55,519		$ 53,500	$ 52,552

[1]	It does not include charge-off provisions for Property and Equipment for an amount of Ch$949 million.
[2]	See Note No. 36 about Depreciation, Amortization and Impairment